Columbia Floating Rate Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	7.717%	2,000,000	2,006,340
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	7.598%	2,000,000	2,012,512
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.783%	2,000,000	2,000,738
Total Asset-Backed Securities — Non-Agency (Cost $6,000,000)			6,019,590

Common Stocks 0.6%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
Windstream Services LLC(c)	139,708	2,712,641
Media 0.0%
Clear Channel Outdoor Holdings, Inc.(c)	198,952	292,459
iHeartMedia, Inc., Class A(c)	84,607	167,522
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total		459,981
Total Communication Services		3,172,622
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(c)	394	2,807
Total Consumer Discretionary		2,807
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(c)	64,498	451,486
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		451,488
Total Energy		451,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	3,523
Total Financials		3,523
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(c)	33,311	353,929
Total Health Care		353,929
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c)	184,336	37,420
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	100,623
Total Industrials		138,043
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	8,710	3,832
Software 0.1%
Avaya Holdings Corp.(c),(e)	11,843	66,617
Avaya Holdings Corp.(c),(e)	57,166	321,559
Total		388,176
Total Information Technology		392,008
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,976,768)		4,514,422

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(d),(e)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $201,433)			0

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)

Corporate Bonds & Notes 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,450,337
Chemicals 0.2%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	941,915
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	923,359
Total			1,865,274
Environmental 0.2%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,250,000	1,246,808
Finance Companies 0.7%
Navient Corp.
03/15/2029	5.500%	1,500,000	1,428,893
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,320,311
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,535,755
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,191,666
Total			5,476,625
Food and Beverage 0.0%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	200,000	198,000
Gaming 0.3%
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,000,000	1,993,841
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,491,216
Technology 0.1%
NCR Corp.(a)
04/15/2029	5.125%	583,000	556,445
Wireless 0.2%
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,500,000	1,290,151
Total Corporate Bonds & Notes (Cost $15,296,271)			15,568,697

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
Invesco Senior Loan ETF	190,000	3,988,100
SPDR Blackstone Senior Loan ETF	95,000	3,974,800
Total		7,962,900
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,962,900

Rights 0.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Windstream Holdings II LLC(c),(d),(e)	83,880	1,090,440
Total Communication Services		1,090,440
Total Rights (Cost $1,090,440)		1,090,440

Senior Loans 91.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
TransDigm, Inc.(b),(g)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.104%	3,893,319	3,896,511
Airlines 0.8%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.629%	2,743,795	2,820,540
American Airlines, Inc.(b),(g)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.209%	2,287,063	2,277,663
United Airlines, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/14/2031	7.385%	1,117,571	1,118,364
Total			6,216,567
Automotive 1.3%
American Axle & Manufacturing, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.637%	2,616,427	2,624,616
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	7.185%	3,853,621	3,855,008
First Brands Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	1,195,518	1,160,406
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	1,644,458	1,595,124
Total			9,235,154
Brokerage/Asset Managers/Exchanges 2.5%
Allspring Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.137%	1,297,379	1,295,939
Aretec Group, Inc.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	8.685%	1,470,991	1,462,488
Focus Financial Partners LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 09/11/2031	7.935%	1,537,779	1,538,471
Focus Financial Partners LLC(b),(g),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/15/2031	0.500%	165,161	165,236
HighTower Holding LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.748%	1,711,404	1,712,688
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.759%	2,671,666	2,644,949
June Purchaser LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.451%	1,427,459	1,427,459
3-month Term SOFR + 3.250% 09/11/2031	8.451%	237,910	237,910
OSAIC Holdings, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.000% 08/17/2028	9.321%	2,000,000	1,999,160
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.585%	4,184,454	3,754,041
VFH Parent LLC(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.435%	2,232,625	2,235,416
Total			18,473,757
Building Materials 3.9%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.154%	1,818,888	1,786,603
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/03/2031	9.304%	179,310	177,966
Covia Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	8.851%	3,080,573	3,058,023
Foundation Building Materials, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.097%	2,976,923	2,929,798
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.585%	466,666	459,190
Gulfside Supply, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 06/17/2031	8.320%	2,000,000	1,999,000
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.571%	2,203,571	2,192,994
Johnstone Supply LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.000% 06/09/2031	7.851%	1,453,547	1,450,945
LBM Acquisition LLC (b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.668%	1,898,088	1,869,142

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison Safety & Flow LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.968%	785,135	788,079
Park River Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.105%	1,125,274	1,101,013
Quikrete Holdings, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 03/25/2031	7.185%	1,929,544	1,927,866
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.935%	1,491,330	1,490,092
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.535%	1,002,528	992,272
Standard Building Solutions, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	6.759%	2,162,021	2,165,653
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.935%	4,266,084	4,254,438
Total			28,643,074
Cable and Satellite 1.6%
CSC Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.304%	2,741,725	2,674,662
DIRECTV Financing LLC(b),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.847%	1,039,548	1,040,650
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.935%	2,735,430	2,700,909
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.074%	4,156,122	1,878,900
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UPC Financing Partnership(b),(g)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.825%	1,368,895	1,365,856
Virgin Media Bristol LLC(b),(g)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.150%	1,975,000	1,923,156
Total			11,584,133
Chemicals 3.9%
A-AP Buyer, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 09/09/2031	7.854%	941,445	943,798
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	6.604%	1,096,113	1,098,963
Herens Holdco SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	8.629%	2,936,075	2,853,307
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/03/2029	9.035%	2,637,247	2,622,426
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.597%	1,496,231	1,497,174
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 02/05/2027	8.550%	2,651,765	2,652,720
Nouryon Finance BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.628%	1,666,099	1,673,729
Tranche B2 Term Loan
6-month Term SOFR + 3.500% 04/03/2028	7.784%	1,257,619	1,261,556
Olympus Water US Holding Corp.(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	8.104%	2,318,386	2,320,704
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PMHC II, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.058%	2,047,092	2,018,392
Sparta US Holdco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2030	8.096%	1,945,000	1,944,728
Tronox Finance LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 04/04/2029	7.354%	865,694	863,841
USALCO LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/17/2031	8.685%	1,077,166	1,082,886
USALCO LLC(b),(g),(h),(i)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/18/2031	7.942%	110,981	111,570
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	8.259%	3,645,931	3,657,780
WR Grace Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	1,727,792	1,729,952
Total			28,333,526
Construction Machinery 0.1%
Columbus McKinnon Corp.(b),(e),(g)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.104%	1,049,239	1,050,550
Consumer Cyclical Services 4.5%
AlixPartners LLP(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.300%	2,417,344	2,419,761
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.535%	1,974,555	1,969,776
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.035%	2,552,566	2,442,499
Cast & Crew LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.435%	1,590,213	1,552,445
Conservice Midco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.185%	3,370,768	3,385,229
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/03/2029	7.185%	2,646,438	2,649,085
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.935%	1,960,890	1,959,263
Ensemble RCM LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.585%	1,443,578	1,444,849
Fleet Midco I Ltd.(b),(g)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	2,465,483	2,468,565
GBT Group Services BV(b),(g)
Term Loan
3-month Term SOFR + 3.000% 07/25/2031	7.626%	1,000,000	1,000,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	6.685%	935,870	935,028
Grant Thornton Advisors LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.250% 06/02/2031	7.935%	2,220,340	2,220,517
Omnia Partners LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	7.867%	2,000,000	2,002,920
PG Polaris Bidco SARL(b),(g)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.604%	2,990,431	2,994,916

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.107%	1,473,100	1,472,865
RAVEN Acquisition Holdings(b),(g),(h)
Term Loan
3-month Term SOFR + 3.250% 10/25/2031	8.054%	94,922	94,293
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/25/2031	8.054%	1,328,902	1,320,105
WW International, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.300%	2,871,875	682,070
Total			33,014,186
Consumer Products 2.9%
Amer Sports Co.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 02/08/2031	7.846%	3,770,519	3,775,232
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.435%	982,345	980,597
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.435%	2,909,573	2,905,470
Osmosis Buyer Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.357%	1,237,374	1,239,304
Recess Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/14/2030	9.085%	1,868,447	1,877,490
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	7.550%	2,443,158	2,443,158
SWF Holdings I Corp.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	4.685%	1,192,129	978,214
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Thor Industries, Inc.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	6.935%	557,457	558,154
Topgolf Callaway Brands Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.685%	2,386,191	2,370,776
Weber-Stephen Products LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.050%	4,010,535	3,787,950
Total			20,916,345
Diversified Manufacturing 4.1%
Barnes Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 09/30/2030	7.185%	1,850,516	1,851,682
CD&R Hydra Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.785%	1,212,522	1,208,884
DXP Enterprises, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.435%	2,604,278	2,612,091
EMRLD Borrower LP(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/23/2030	7.557%	2,499,109	2,494,561
Filtration Group Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.300%	2,898,726	2,902,350
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 11/16/2029	6.935%	987,406	989,400
Hobbs & Associates LLC(b),(g),(h)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 07/23/2031	7.995%	136,364	136,250
Term Loan
1-month Term SOFR + 3.250% 07/23/2031	7.995%	1,363,636	1,362,505
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(g)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	2,058,333	2,059,115
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	3,632,027	3,628,069
NVENT Thermal LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	636,238	636,238
TK Elevator Midco GmbH(b),(g)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/11/2030	8.588%	3,488,878	3,496,518
Vertiv Group Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 03/02/2027	6.846%	1,869,363	1,868,485
WEC US Holdings Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/21/2031	7.422%	4,347,778	4,349,908
Total			29,596,056
Electric 3.5%
Alpha Generation LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.446%	1,570,270	1,569,422
Calpine Construction Finance Co. LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.685%	1,389,943	1,381,673
Calpine Corp.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	6.685%	1,435,897	1,434,821
1-month Term SOFR + 2.000% 01/13/2031	7.338%	995,000	991,796
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 06/20/2031	8.604%	2,943,907	2,945,143
Compass Power Generation LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.435%	1,049,031	1,053,489
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	1,787,918	1,787,917
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	8.110%	3,196,154	3,182,826
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/22/2031	8.435%	2,852,174	2,861,529
Nautilus Power LLC(b),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.115%	1,203,279	1,196,192
New Frontera Holdings LLC(b),(e),(g)
1st Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2026	18.596%	979,319	1,371,047
New Frontera Holdings LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.365%	339,370	319,008
Oregon Clean Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/12/2030	8.604%	1,204,510	1,207,690
South Field Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	1,039,734	1,038,871
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	63,770	63,717
Vistra Zero Operating Co. LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.435%	3,051,449	3,055,813
Total			25,460,954
Environmental 1.4%
AAL Delaware Holdco, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.185%	977,534	981,610

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EnergySolutions LLC/Envirocare of Utah LLC (b),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 09/20/2030	8.104%	3,588,527	3,588,528
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/07/2030	10.014%	1,348,764	1,351,124
Reworld Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.193%	3,160,605	3,161,743
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	242,820	242,907
Tidal Waste & Recycling Holdings LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/30/2031	8.243%	732,056	732,056
Total			10,057,968
Food and Beverage 2.5%
A-AG US GSI BIDCO(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 5.000% 10/08/2031	9.672%	914,733	912,446
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.685%	1,023,518	1,023,518
Aspire Bakeries Holdings(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/23/2030	9.009%	1,259,044	1,254,851
CHG PPC Parent LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/08/2028	7.550%	1,245,845	1,239,616
Del Monte Foods Corp. II, Inc.(b),(e),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	11.250%	2,722,653	952,929
Golden State Foods, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 10/07/2031	9.170%	2,372,929	2,372,929
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.704%	1,000,000	553,330
Primary Products Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.248%	3,940,128	3,945,053
Triton Water Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.115%	3,787,447	3,788,848
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 01/20/2028	7.354%	2,060,931	2,060,931
Total			18,104,451
Gaming 4.6%
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	7.435%	3,020,125	3,018,857
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	8.685%	2,000,150	2,001,410
Entain PLC(b),(g)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	3,235,043	3,229,705
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	8.536%	2,627,930	2,628,035
Flutter Entertainment PLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 11/15/2030	6.604%	2,915,420	2,913,234
HRNI Holdings LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.035%	4,398,063	4,357,732
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/15/2029	7.034%	1,889,526	1,886,862
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/20/2030	8.893%	3,982,931	3,980,780
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.685%	2,761,550	2,741,529
Penn Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	7.535%	1,974,747	1,975,873
Scientific Games Holdings LP (b),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.590%	4,566,262	4,545,622
Total			33,279,639
Health Care 4.6%
Agiliti Health, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	7.375%	1,094,502	1,071,850
Auris Luxembourg III SARL(b),(g)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	1,995,000	1,995,000
Catalent Pharma Solutions, Inc.(b),(e),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	7.745%	2,996,301	2,996,301
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 09/29/2028	8.300%	1,649,204	1,652,007
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.354%	2,740,287	2,743,027
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.435%	3,163,853	3,165,973
Packaging Coordinators Midco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 11/30/2027	7.835%	605,392	605,731
Parexel International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.685%	3,720,579	3,717,193
Pluto Acquisition I, Inc.(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.353%	777,784	780,700
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	9.132%	2,877,451	2,632,868
Select Medical Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	7.685%	615,281	617,330
Southern Veterinary Partners LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/31/2031		1,577,826	1,569,937
Star Parent, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 09/19/2030	8.354%	2,321,039	2,269,117
Surgery Center Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.495%	3,134,407	3,140,551
Team Health Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.836%	1,607,080	1,571,146
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.097%	3,897,230	3,390,590
Total			33,919,321

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.9%
Alterra Mountain Co.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	7.935%	2,966,981	2,966,062
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	8.854%	1,205,229	1,208,495
Carnival Corp. (b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.435%	344,521	345,169
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.435%	3,403,593	3,407,848
Cinemark USA, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	7.911%	3,823,760	3,832,516
Crown Financec US, Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 5.250% 10/31/2031	6.300%	1,435,392	1,426,421
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.104%	3,312,904	3,156,237
UFC Holdings LLC(b),(g)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	7.637%	2,856,764	2,858,249
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.550%	2,230,565	2,229,873
Total			21,430,870
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.185%	1,754,072	1,747,494
Playa Resorts Holding BV(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.435%	2,838,942	2,832,498
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.095%	2,667,981	2,673,824
Total			7,253,816
Media and Entertainment 4.8%
AppLovin Corp.(b),(g),(h)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.185%	3,432,934	3,437,225
Cengage Learning, Inc.(b),(g)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/15/2031	9.538%	4,407,151	4,422,929
CMG Media Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.204%	2,744,328	2,501,455
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/12/2031	7.435%	3,148,390	3,147,319
Dotdash Meredith, Inc.(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	8.772%	1,505,695	1,511,341
E.W. Scripps Co. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.362%	712,468	699,644
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 02/01/2028	7.800%	817,500	761,755
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	7.786%	2,910,000	2,730,133
Hubbard Radio LLC(b),(e),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	9.185%	1,991,461	1,513,511
iHeartCommunications, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	7.800%	1,703,205	1,429,278
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MH Sub I LLC/Micro Holding Corp.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.935%	1,984,925	1,971,764
Plano Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 08/30/2031	8.092%	815,976	820,056
Playtika Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.550%	4,039,637	4,032,406
Sinclair Television Group, Inc.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	7.800%	1,189,327	926,189
StubHub Holdco Sub LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/11/2030	9.435%	3,360,814	3,351,000
Univision Communications, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.050%	2,054,464	2,020,216
Total			35,276,221
Midstream 3.9%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/17/2029	7.601%	1,989,751	1,991,402
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	6.854%	3,972,079	3,968,703
Epic Crude Services LP(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/10/2031	7.656%	729,201	728,552
Freeport LNG Investments LLLP(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	8.379%	4,381,385	4,355,010
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.090%	2,875,985	2,870,003
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/11/2030	7.535%	3,606,015	3,599,993
NGP XI Midstream Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.604%	1,149,156	1,148,444
Oryx Midstream Services Permian Basin LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	7.918%	2,670,224	2,669,850
Rockpoint Gas Storage Partners LP(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/12/2031	8.363%	1,656,171	1,651,004
Traverse Midstream Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.085%	3,378,605	3,384,247
Whitewater DBR Holdco LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 02/15/2031	7.354%	1,941,081	1,942,905
Total			28,310,113
Oil Field Services 0.8%
ChampionX Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.557%	1,980,000	1,980,832
Goodnight Water Solutions Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 5.250% 05/30/2029	9.935%	1,477,955	1,477,955
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.800%	33,314	17,906
1-month Term SOFR + 1.000% 12/31/2027	5.800%	491,574	181,882
MRC Global, Inc.(b),(g),(h)
Tranche B Term Loan
6-month Term SOFR + 3.500% 10/24/2031	7.931%	2,133,301	2,127,968
Total			5,786,543

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.5%
19th Holdings Golf LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.201%	1,234,217	1,216,728
Alter Domus(b),(g),(h)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/14/2031	8.821%	33,328	33,420
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/17/2031	8.822%	450,650	451,889
Citco Funding LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	7.308%	1,559,717	1,563,616
Dynamo Midco BV(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/25/2031	8.245%	732,816	733,732
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/27/2029	6.935%	1,828,220	1,829,902
IGT Holding IV AB(b),(e),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.492%	3,004,359	3,011,870
Trans Union LLC(b),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	6.685%	1,848,121	1,847,160
Total			10,688,317
Other Industry 0.8%
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	1,686,912	1,666,179
Brand Industrial Services, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	216,481	213,437
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 07/14/2028	6.935%	1,361,751	1,358,687
WireCo WorldGroup, Inc.(b),(e),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.382%	2,604,457	2,539,346
Total			5,777,649
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/25/2031	8.363%	600,652	600,280
Packaging 3.0%
Anchor Glass Container Corp.(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 1.000% 12/07/2024	13.316%	333,333	118,583
Anchor Packaging LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/30/2029	8.435%	2,508,727	2,510,509
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 12/01/2027	7.685%	4,298,191	4,296,730
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.860%	3,995,703	3,984,715
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	4.988%	1,633,953	1,447,078
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.988%	2,178,964	408,556
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.138%	2,979,578	2,844,245
Mauser Packaging Solutions Holding Co.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 04/15/2027	8.172%	1,367,925	1,371,919
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.185%	1,665,191	1,665,824
Tosca Services LLC(b),(g)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	10.284%	1,566,580	1,573,927
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	6.384%	1,920,229	1,724,615
Total			21,946,701
Paper 0.2%
Verde Purchaser LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	9.104%	1,500,000	1,485,750
Property & Casualty 3.8%
Acrisure LLC (b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	8.009%	2,149,043	2,143,671
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 09/19/2031	7.759%	391,531	389,573
AssuredPartners, Inc.(b),(g),(h)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.345%	3,276,328	3,280,783
Asurion LLC(b),(g)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.935%	861,084	850,536
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.050%	794,628	794,374
Asurion LLC (b),(g)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	9.035%	493,734	490,648
Broadstreet Partners, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	7.935%	3,321,729	3,317,743
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	7.367%	4,448,077	4,456,084
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.585%	3,627,918	3,628,426
Truist Insurance Holdings LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2031	7.854%	3,288,730	3,290,802
USI, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/27/2030	7.354%	2,031,801	2,030,542
Tranche B Term Loan
3-month Term SOFR + 2.750% 11/22/2029	7.354%	2,967,112	2,965,628
Total			27,638,810
Restaurants 1.3%
Dave & Busters, Inc.(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% 09/29/2031	7.938%	855,204	852,211
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	7.875%	2,684,477	2,675,752
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	7.535%	1,701,336	1,700,281
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.435%	4,655,622	4,652,503
Total			9,880,747
Retailers 2.1%
Belron Finance LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/01/2031	7.536%	2,282,304	2,289,904

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.550%	3,716,790	3,722,366
Harbor Freight Tools USA, Inc.(b),(g)
Term Loan
6-month Term SOFR + 2.500% 06/05/2031	7.192%	3,672,320	3,576,399
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.535%	2,368,159	2,352,505
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	7.300%	994,872	957,683
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.035%	2,401,580	2,334,528
Total			15,233,385
Technology 20.9%
Adeia, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	7.759%	3,227,802	3,227,124
Ahead DB Holdings LLC(b),(g)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	8.104%	1,995,000	1,999,768
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/07/2031	7.604%	1,496,250	1,498,958
Ascend Learning LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.285%	2,139,950	2,138,281
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.535%	4,246,828	4,168,984
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	7.935%	4,557,666	4,539,618
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas CC Acquisition Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.569%	2,892,155	2,082,351
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.569%	588,235	423,529
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	12.185%	1,806,035	1,517,828
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.085%	1,625,076	1,528,384
Boost Newco Borrower LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	4,068,053	4,075,701
Boxer Parent Co., Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	8.335%	1,496,521	1,491,417
Camelot US Acquisition LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/25/2031	7.435%	3,855,836	3,858,728
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	4,887,034	4,846,228
Cloud Software Group, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	8.604%	5,357,616	5,355,205
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.535%	2,284,523	2,247,400
Coherent Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.185%	2,793,164	2,789,673
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.300%	3,637,500	3,612,801
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	7.922%	3,938,815	3,938,815
DCert Buyer, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.685%	3,848,585	3,723,044
Dun & Bradstreet Corp. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	7.468%	2,584,908	2,588,941
Ellucian Holdings, Inc.(b),(g),(h)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.285%	4,449,312	4,465,196
Endurance International Group Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.471%	2,921,733	2,648,551
Envestnet, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/19/2031	8.604%	2,097,697	2,096,124
Flash Charm, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	3,603,794	3,540,728
Fortress Intermediate 3, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 05/08/2031	8.435%	2,998,380	2,992,143
Genesys Cloud Services Holdings I LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/01/2027	7.685%	190,592	190,920
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/15/2030	8.092%	2,516,484	2,510,973
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON Parent, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/11/2031	8.201%	1,331,383	1,321,811
Idemia Group SAS(b),(e),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.854%	3,310,895	3,335,727
Informatica LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.935%	2,629,400	2,629,400
Ingram Micro, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.564%	1,583,194	1,583,352
ION Trading Finance Ltd.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 04/01/2028	9.016%	1,018,018	1,015,218
Leia Finco US LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 07/02/2031	7.887%	2,407,393	2,383,993
Loyalty Ventures, Inc.(e),(g),(j)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	203,764
Lummus Technology Holdings V LLC(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.300%	3,722,076	3,724,979
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.100%	5,006,409	4,991,790
Mitchell International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/06/2031	7.935%	3,485,602	3,454,650
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.185%	1,183,760	1,052,398
MYOB US Borrower LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	8.685%	1,563,375	1,544,818

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc.(b),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.220%	2,810,506	2,499,945
Neptune BidCo US, Inc.(b),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.508%	1,537,637	1,416,932
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	8.550%	2,925,611	2,895,448
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.435%	1,749,128	1,741,484
Peraton Corp.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.535%	1,894,924	1,830,971
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	12.971%	995,348	905,269
Pointclickcare Technology(b),(g),(h)
Term Loan
3-month Term SOFR + 3.250% 10/10/2031	7.821%	2,000,000	2,002,500
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.147%	3,287,759	3,290,750
Proofpoint, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2028	7.685%	4,024,357	4,025,202
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.683%	2,884,672	1,718,774
Riverbed Technology LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.104%	447,484	268,490
Sabre GLBL, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.035%	1,273,600	1,178,615
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.300%	718,455	661,281
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.300%	1,128,866	1,039,031
Sovos Compliance LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.300%	4,327,819	4,322,409
SS&C Technologies Holdings, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.685%	1,149,948	1,149,614
Tempo Acquisition LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 08/31/2028	6.935%	2,729,097	2,729,943
Thunder Generation Funding LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 09/27/2031	7.610%	1,330,754	1,331,752
UKG, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 01/30/2031	7.617%	3,165,044	3,167,640
Ultra Clean Holdings, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.935%	2,417,058	2,426,122
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.935%	3,391,826	3,389,282
VS Buyer LLC(b),(e),(g)
Term Loan
1-month Term SOFR + 3.250% 04/12/2031	8.036%	600,992	600,992
Total			151,931,759
Transportation Services 1.0%
Brown Group Holding LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	7.472%	3,114,274	3,109,603
Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	2,089,836	2,089,961
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.704%	1,165,060	1,165,421
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	639,096	639,135
Total			7,004,120
Wireless 0.8%
Altice France SA(b),(g)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.156%	2,308,122	1,842,366
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.685%	3,669,037	3,686,244
Total			5,528,610
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.2%
Zayo Group Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.800%	1,250,000	1,172,600
Total Senior Loans (Cost $680,981,074)			668,728,483

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(k),(l)	52,365,972	52,355,499
Total Money Market Funds (Cost $52,357,303)		52,355,499
Total Investments in Securities (Cost: $770,888,039)		756,240,031
Other Assets & Liabilities, Net		(27,858,451)
Net Assets		728,381,580
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $18,839,083, which represents 2.59% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $1,090,444, which represents 0.15% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security purchased on a forward commitment basis.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
At October 31, 2024, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Focus Financial Partners LLC Tranche B Term Loan 09/15/2031 0.500%	165,161
USALCO LLC Term Loan 09/18/2031 7.942%	110,981

(j)	Represents a security in default.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	30,662,393	86,826,395	(65,128,718)	(4,571)	52,355,499	1,389	408,963	52,365,972
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT149_07_P01_(12/24)